Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental expenses	¥ 76,599	¥ 86,830	¥ 36,445
Capital commitments	5,449
Guarantor Obligations, Current Carrying Value	¥ 212,000	¥ 199,000